Convertible Debt	12 Months Ended
Dec. 31, 2012
Convertible Debt
Convertible Debt

15. Convertible Debt

In 2003, the Company issued $100 million of zero-coupon, convertible, subordinated notes (the “Notes”) due 2023. The Notes were issued at par and bear no interest. The Notes will be convertible into SINA ordinary shares, upon satisfaction of certain conditions, at an initial conversion price of $25.79 per share, subject to adjustments for certain events. One of the conditions for conversion of the Notes to SINA ordinary shares is conversion upon satisfaction of market price condition, when the sale price (defined as closing per share sales price) of SINA ordinary shares reaches a specified threshold for a defined period of time. The specified thresholds are (i) during the period from issuance to July 15, 2022, if the sale price of SINA ordinary shares, for each of any five consecutive trading days in the immediately preceding fiscal quarter, exceeds 115% of the conversion price per ordinary share, and (ii) during the period from July 15, 2022 to July 15, 2023, if the sale price of SINA ordinary shares on the previous trading day is more than 115% of the conversion price per ordinary share. For the quarter ended March 31, 2012, the sale price of SINA ordinary shares exceeded the threshold set forth in item (i) above; therefore, the Notes are convertible into SINA ordinary shares during the quarter ending June 30, 2012.

Upon a purchaser’s election to convert the Notes, the Company has the right to deliver cash in lieu of ordinary shares, or a combination of cash and ordinary shares. The Company may redeem for cash all or part of the Notes on or after July 15, 2012, at a price equal to 100% of the principal amount of the Notes being redeemed. The purchasers may require the Company to repurchase all or part of the Notes for cash on July 15 annually from 2007 through 2013, and on July 15, 2018, or upon a change of control, at a price equal to 100% of the principal amount of the Notes.

In accordance with guidance, obligations such as the Notes are considered current liabilities when they are or will be callable within one year from the balance sheet date, even though liquidation may not be expected within that period. These notes were accounted for in accordance with the revised guidance on accounting for convertible debt instrument issued by the FASB which the Company adopted on January 1, 2009.

For the year ended December 31, 2011, the Company issued 3.8 million new ordinary shares to settle conversion requests equivalent to $96.8 million, reducing the convertible debt amount to $2.2 million as of December 31, 2011. For the year ended December 31, 2012, the Company issued 0.1 million new ordinary shares to settle conversion requests equivalent to $2.0 million, and redeemed the remaining $200,000 convertible debt with cash.